CENTURY CAPITAL MANAGEMENT TRUST

                         SUPPLEMENT DATED JUNE 23, 2009
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009


The Statement of Additional Information dated February 27, 2009 is amended as follows: The table listing the Interested Trustees and Officers of the Trust on page 19 of the Statement of Additional Information is deleted and replaced with the following:

INTERESTED TRUSTEES and OFFICERS(1)
                                                                                                  No. of Portfolios
Name, Age, Position(s) held with             Principal Occupation During Past 5 Years and          in Fund Complex
Trust and Length of Time Served                        Other Directorships Held                       Overseen
--------------------------------                       ------------------------                       --------
Alexander L. Thorndike (43)            Managing Partner, Century Capital Management, LLC.                 2
Trustee, 1999 to present; Chairman     No other directorships held.
and Chief Executive Officer,
2004 to present

Davis R. Fulkerson (44)                Managing Partner, Century Capital Management, LLC.  No             2
Trustee, 2000 to present               other directorships held.

Julie Smith (38)                       Director of Finance, Century Capital Management, LLC              N/A
Chief Financial Officer, 2008 to       (2008 to present); prior thereto, Controller, Third
present                                Avenue Management LLC (1997 to 2006).

Maureen E. Kane (47)                   General Counsel, Century Capital Management, LLC (2004            N/A
Chief Legal Officer, 2006 to           to present); prior thereto, Vice President, Deutsche
present; Secretary, 2007 to present;   Asset Management (1997 to 2004).
and Chief Compliance Officer, June
2009 to present

(1) Each person listed is considered an "interested person" of the Trust within the meaning of the 1940 Act by virtue of being an officer or employee of the Adviser.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.